Cover	Jul. 02, 2020	Jul. 01, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 02, 2020
Entity Registrant Name		L.B. Foster Company
Entity Incorporation, State or Country Code		PA
Entity File Number		000-10436
Entity Tax Identification Number		25-1324733
Entity Address, Postal Zip Code		15220
Trading Symbol		FSTR
Security Exchange Name		NASDAQ
Title of 12(b) Security		Common Stock, Par Value $0.01
Entity Address, Address Line One		415 Holiday Drive, Suite 100,
Entity Address, City or Town		Pittsburgh,
Entity Address, State or Province		PA
City Area Code		412
Local Phone Number		928-3400
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key	0000352825
Amendment Flag	false